Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Loss Contingencies [Line Items]
Expense related to 401(k) Plan match contributions	$ 0	$ 0	$ 0	$ 0
Indemnification Agreement
Loss Contingencies [Line Items]
Losses incurred to date	0		0	0
Loss contingency liability	$ 0		$ 0	$ 0